Provisions (Tables)	12 Months Ended
Jun. 30, 2024
Provisions [Abstract]
Schedule of Provisions
	30 June 2024 $	30 June 2023 $
Employee entitlements	7,230	7,458
Interest and penalties on taxes	16,970	—
	24,200	7,458